Fixed Assets, Net (Details) - Schedule of fixed assets - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total cost of fixed assets	$ 18,928,051	$ 18,928,051
Less: accumulated depreciation	(2,625,607)	(1,420,309)
Less: impairment of mining machines	(1,691,079)
Fixed assets, net	14,611,365	17,507,742
Mining Machines [Member]
Property, Plant and Equipment [Line Items]
Total cost of fixed assets	2,584,071	2,584,071
Software [Member]
Property, Plant and Equipment [Line Items]
Total cost of fixed assets	16,000,000	16,000,000
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total cost of fixed assets	38,329	38,329
Office and equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost of fixed assets	$ 305,651	$ 305,651